Consolidated Statements of Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Common Stock	Additional paid-in capital	Accumulated Deficit	Accumulated Other Comprehensive Income (loss)	Total
Balances at Aug. 31, 2017	$ 1,416	$ 837,853	$ (295,089)	$ 657	$ 544,837
Balances (in shares) at Aug. 31, 2017	1,415,908
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued for cash	$ 254	1,386,359			1,386,613
Common shares issued for cash (in shares)	254,360
Common shares issued for services - officers	$ 65	56,770			$ 56,835
Common shares issued for services - officers (in shares)	65,000				334,360
Common shares issued for services	$ 15	125,985			$ 126,000
Common shares issued for services (in shares)	15,000
Stock option granted for services		107,169			107,169
Net loss for the period			(2,343,491)		(2,343,491)
Other comprehensive gain (loss)				(12,937)	(12,937)
Balances at Aug. 31, 2018	$ 1,750	2,514,136	(2,638,580)	(12,280)	$ (134,974)
Balances (in shares) at Aug. 31, 2018	1,750,268				1,750,268
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued for cash	$ 29	170,745			$ 170,774
Common shares issued for cash (in shares)	29,300
Common shares issued for services - officers		13,000			13,000
Stock option granted for services		28,051			28,051
Net loss for the period			(556,903)		(556,903)
Other comprehensive gain (loss)					4,888
Foreign currency translation adjustments				4,888	4,888
Balances at Nov. 30, 2018	$ 1,779	2,725,932	(3,195,483)	(7,392)	(475,164)
Balances (in shares) at Nov. 30, 2018	1,779,568
Balances at Aug. 31, 2018	$ 1,750	2,514,136	(2,638,580)	(12,280)	$ (134,974)
Balances (in shares) at Aug. 31, 2018	1,750,268				1,750,268
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued for cash	$ 1,566	8,374,813			$ 8,376,379
Common shares issued for cash (in shares)	1,565,388
Common shares issued for price protection	$ 13	(13)
Common shares issued for price protection (shares)	12,950
Common shares issued for services - officers		52,000			52,000
Common shares issued for services - officers (in shares)	1,603,348
Common shares issued for services - related party	$ 25	239,975			240,000
Common shares issued for services - related party (shares)	25,000
Reclass of warrant derivative liability from equity		(1,035,600)			(1,035,600)
Stock option granted for services		133,110			133,110
Reverse stock split adjustment (shares)	10
Net loss for the period			(2,172,176)		(2,172,176)
Other comprehensive gain (loss)				2,474	2,474
Balances at Aug. 31, 2019	$ 3,354	10,278,421	(4,810,756)	(9,806)	$ 5,461,213
Balances (in shares) at Aug. 31, 2019	3,353,616				3,353,616
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issuance costs		(15,151)			$ (15,151)
Common shares issued for cash (in shares)	72,660
Common shares issued for services - officers		13,000			13,000
Common shares issued for acquisition of license	$ 61	539,356			539,417
Common shares issued for acquisition of license (in shares)	61,297
Common shares issued for settlement of debt	$ 11	99,989			100,000
Common shares issued for settlement of debt (in shares)	11,363
Refund for fractional stock		(117)			(117)
Stock option expense		155,019			155,019
Net loss for the period			(1,306,361)		(1,306,361)
Other comprehensive gain (loss)					16,344
Foreign currency translation adjustments				16,344	16,344
Balances at Nov. 30, 2019	$ 3,426	$ 11,070,517	$ (6,117,117)	$ 6,538	$ 4,963,364
Balances (in shares) at Nov. 30, 2019	3,426,276				3,426,276